Vessels,Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cost:
Beginning balance	$ 124,756	$ 476,011
Impairment charges	(11,491)	(145,964)
Disposals	(12,043)	(149,930)
Transfers to held for sale	(101,222)	(55,361)
Ending balance	0	124,756
Accumulated depreciation:
Beginning balance		(94,882)
Additions	(980)	(15,593)
Disposals	8,188	38,333
Transfers to held for sale	49,037	15,897
Ending balance	0
Net book value		$ 68,511